HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Derivatives Designated and Not Designated as Hedges
Maximum length of time over which future cash flow exposures are hedged (in years)	3 years
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	$ 901	$ 1,429
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	369	301
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	410	320
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	249	240
Anticipated gains (losses) cash flows hedges, estimated reclassification to earnings	697
Decrease in the carrying value of long-term debt, in relation to interest rate fair value hedge adjustment	86
Foreign currency contracts | Prepaid expenses and other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	572	923
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	105	44
Foreign currency contracts | Other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	246	346
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	241	231
Foreign currency contracts | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	51	24
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	59	33
Foreign currency contracts | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	75	249
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	9	21
Commodity contracts | Prepaid expenses and other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	1	0
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	2	9
Commodity contracts | Other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	1	1
Commodity contracts | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	0	1
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	154	156
Commodity contracts | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	19	17
Interest rate contracts | Prepaid expenses and other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	20	14
Interest rate contracts | Other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	62	146
Interest rate contracts | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	53	11
Interest rate contracts | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	231	35
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	1	2
Other Derivative Instruments | Prepaid expenses and other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	17	14
Other Derivative Instruments | Other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	3	2
Other Derivative Instruments | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	5	11
Other Derivative Instruments | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	2	0
Cash Flow Hedges | Foreign currency contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	10,383	13,224
Cash Flow Hedges | Cross Currency Swap
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	566	2,590
Cash Flow Hedges | Commodity contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	8	9
Cash Flow Hedges | Interest Rate Swap [Member]
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	3,328	4,328
Fair Value Hedges | Available-for-Sale Securities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	2,159	1,358
Fair Value Hedges | Interest Rate Swap [Member]
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	7,963	6,600
Net Investment Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	12,259	2,047
Net Investment Hedges | Foreign currency contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	1,347	2,047
Not Designated as Hedging Instrument [Member] | Foreign currency contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	3,605	4,334
Not Designated as Hedging Instrument [Member] | Commodity contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	$ 893	$ 816